Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Brookfield High Yield Fund
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Brookfield High Yield Fund (the “Fund” or the “High Yield Fund”) seeks total return, consisting of a high level of current income and capital appreciation.
Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES OF THE FUND
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Brookfield Investment Funds.  More information about these and other discounts is available from your financial professional and in the section entitled “Shareholder Account Information – Initial Sales Charges (Class A Shares Only)” on page 73 of the Fund’s Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment):
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment):
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2014-05-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance.  During the most recent fiscal year ended December 31, 2012, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio .

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	35.00%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Brookfield Investment Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year, and that the Fund’s operating expenses remain the same (taking into account the expense limitation in the first year).

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its investment objective by investing primarily in below investment grade debt securities.  Under normal market conditions, as a principal strategy, at least 80% of the Fund’s net assets (plus the amount of any borrowing for investment purposes) will be invested in a portfolio of below investment grade (high yield) debt securities.  These include traditional corporate bonds as well as bank loans.  These securities may have fixed, floating or variable rates.  The Fund may purchase unrated securities, which are not necessarily of lower quality than rated securities, but may not be as attractive to as many buyers.  A security is rated at the time of investment based on ratings received from certain nationally recognized statistical rating organizations (“NRSROs”) that the Adviser follows or, if not rated by one of those NRSROs, determined to be of comparable quality by the Adviser.  If a security receives different ratings from such NRSROs, the Fund will use the lower rating.  The Fund may retain any security whose rating has been upgraded after purchase if the Adviser considers the retention advisable.  Although the Adviser will consider the credit reports and ratings of certain NRSROs when selecting portfolio securities, such considerations are only part of the overall analysis and research conducted by the Adviser when evaluating potential investments for the Fund.

Debt securities rated below investment grade are commonly referred to as “junk bonds” and are considered speculative.  Such securities may include so called “distressed debt” (i.e., securities of issuers experiencing financial or operating difficulties or operating in troubled industries that present attractive risk-reward characteristics).  The Fund may invest in high yield securities of any rating, including securities that are in default at the time of purchase.

The Fund may invest in debt securities of any maturity, including perpetual securities, and does not manage its portfolio seeking to maintain a targeted dollar-weighted average maturity level.  Under certain circumstances, however, the Adviser may seek to manage the Fund’s average duration.  In comparison to maturity (which is the date on which a debt instrument ceases and the issuer is obligated to repay the principal amount), duration is a measure of the price volatility of a debt instrument as a result of changes in market rates of interest, based on the weighted average timing of the instrument’s expected principal and interest payments.  Duration differs from maturity in that it considers a security’s yield, coupon payments, principal payments and call features in addition to the amount of time until the security finally matures.  As the value of a security changes over time, so will its duration.  Prices of securities with longer durations tend to be more sensitive to interest rate changes than securities with shorter durations.

The Fund will primarily invest in debt securities of issuers located in North America, but may invest in the debt securities of issuers located in a number of different countries throughout the world.

The Fund may also invest in equity securities of U.S. and non-U.S. issuers, including preferred stocks, common stocks, securities convertible into common stocks or rights or warrants to subscribe for or purchase common stocks.  The Fund may invest in securities of non-U.S. companies in the form of American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”).  The Fund retains the ability to invest in companies of any size market capitalization.

The Fund may use futures and options on securities, indices and currencies, forward foreign currency exchange contracts, swaps and other derivatives.  A derivative is a security or instrument whose value is determined by reference to the value or the change in value of one or more securities, currencies, indices or other financial instruments.  The Fund may use derivatives for a variety of purposes, including:

●	as a hedge against adverse changes in the market prices of securities, interest rates or currency exchange rates;

●	as a substitute for purchasing or selling securities;

●	to increase the Fund’s return as a non-hedging strategy that may be considered speculative; and

●	to manage the Fund’s portfolio characteristics.

The Adviser utilizes a fundamental, bottom-up, value-based selection methodology, taking into account short-term considerations, such as temporary market mispricing, and long-term considerations, such as values of assets and cash flows.  The Adviser also draws upon the internal expertise and knowledge within Brookfield Asset Management Inc. and its affiliates, which provides extensive owner/operator insights into industry drivers and trends.  The Adviser takes a balanced approach to investing, seeking to mitigate risk through diversification, credit analysis, economic analysis, interest rate forecasts and review of sector and industry trends.  The Adviser uses proprietary research to select individual securities that it believes can add value from income and/or the potential for capital appreciation.  The proprietary research may include an assessment of an issuer’s general financial condition, its competitive positioning and management strength, as well as industry characteristics and other factors.  The Adviser may sell a security due to changes in credit characteristics or outlook, as well as changes in portfolio strategy or cash flow needs.  A security may also be sold and replaced with one that presents a better value or risk/reward profile.

Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
The following summarizes the principal risks that have been identified for the Fund.

Investment Risk.  An investment in the Fund is subject to investment risk, including the possible loss of the entire principal amount that you invest.

Market Risk.  The values of securities held by the Fund may fall due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, inflation, changes in interest or currency rates or adverse investor sentiment.  Adverse market conditions may be prolonged and may not have the same impact on all types of securities.  The values of securities may fall due to factors affecting a particular issuer, industry or the securities market as a whole.  The Fund may experience a substantial or complete loss on any individual security.

New Fund Risk.  The Fund has limited operating history and there can be no assurance that the Fund will grow or maintain an economically viable size, in which case the Board of Trustees of the Fund may determine to liquidate the Fund.  As of the date of this Prospectus, affiliates of the Adviser (the “Adviser Investor”) own a significant amount of the Fund’s shares (the “Adviser’s Investment”).  The Adviser’s Investment was made, among other reasons, to enable the Fund to reach critical mass in a shorter period of time thus allowing the Fund to implement the portfolio investment objectives and strategies more efficiently.  A partial or complete redemption of the Adviser’s Investment may have a material adverse effect on the Fund’s expense ratio, portfolio turnover and the overall ability to manage the Fund.  The Adviser Investor has no current intention to redeem the Adviser’s Investment; however, the Adviser Investor reserves the right to do so at any time in accordance with applicable law in its sole and absolute discretion.

High Yield or “Junk” Bond Risk.  Debt securities that are below investment grade, called “junk bonds,” are speculative, have a higher risk of default or are already in default, tend to be less liquid and are more difficult to value than higher grade securities.  Junk bonds tend to be volatile and more susceptible to adverse events and negative sentiments.

Distressed Debt Risk.  To the extent that the Fund invests in (or otherwise holds) distressed debt securities, the Fund is subject to an increased risk that it may lose a portion or all of its investment in the distressed debt and may incur higher expenses trying to protect its interests in distressed debt.

Small- and Mid-Capitalization Risk.  The risk that returns from small- and mid-capitalization stocks may trail returns from the overall stock market.  Historically, these stocks have been more volatile in price than the large-capitalization stocks.

Foreign (Non-U.S.) Securities Risk.  Risks of investing in foreign securities include currency risks, future political and economic developments and possible imposition of foreign withholding taxes on income payable on the securities.  In addition, there may be less publicly available information about a foreign issuer than about a domestic issuer, and foreign issuers may not be subject to the same accounting, auditing and financial recordkeeping standards and requirements as domestic issuers.

Foreign Currency Risk.  The Fund’s net asset value (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar.  Certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

Fixed Income Risk.  The prices of fixed income securities response to economic developments, particularly interest rate changes, as well as to perceptions about the credit risk of individual issuers.  Increases in interest rates can cause the prices of the Fund’s fixed income securities to decline, and the level of current income from a portfolio of fixed income securities may decline in certain interest rate environments.

Liquidity Risk.  Some securities held by the Fund may be difficult to sell, or illiquid, particularly during times of market turmoil.  Illiquid securities also may be difficult to value.  If the Fund is forced to sell an illiquid asset to meet redemption requests or other cash needs, the Fund may be forced to sell at a loss.

Issuer Risk.  Issuer risk is the risk that the value of a security may decline for a reason directly related to the issuer, such as management performance, financial leverage and reduced demand for the issuer’s goods or service.

Portfolio Selection Risk. The Adviser’s judgment about the quality, relative yield, relative value or market trends affecting a particular sector or region, market segment, security or about interest rates generally may prove to be incorrect.

Risks of Subordinated Securities.  A holder of securities that are subordinated or “junior” to more senior securities of an issuer is entitled to payment after holders of more senior securities of the issuer.  Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer, any loss incurred by the subordinated securities is likely to be proportionately greater, and any recovery of interest or principal may take more time.  As a result, even a perceived decline in creditworthiness of the issuer is likely to have a greater impact on them.

Risks of Convertible Securities.  A downturn in equity markets may cause the price of convertible securities or equity securities to decrease relative to below investment grade bonds.

Risks of Investing in Floating Rate Loans.  The value of collateral, if any, securing a floating rate loan can decline or may be insufficient to meet the issuer’s obligations or may be difficult to liquidate.  No active trading market may exist for many floating rate loans, and many loans are subject to restrictions on resale.

Equity Securities Risk.  Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure to debt securities and consequently may entail greater risk of loss than debt securities.  Equity securities are subject to the risk that stock prices may rise and fall in periodic cycles and may perform poorly relative to other investments.  This risk may be greater in the short term.

Preferred Securities Risk.  There are special risks associated with investing in preferred securities, including deferral and omission of distributions, subordination to bonds and other debt securities in a company’s capital structure, limited liquidity, limited voting rights and special redemption rights.

Market Segment Risk.  To the extent the Fund emphasizes, from time to time, investments in a market segment, the Fund will be subject to a greater degree to the risks particular to that segment, and may experience greater market fluctuation than a fund without the same focus.

Derivatives Risk.  Using derivatives exposes the Fund to additional risks, may increase the volatility of the Fund’s net asset value and may not provide the result intended. Derivatives may have a leveraging effect on the Fund’s portfolio.  Changes in a derivative’s value may not correlate well with the referenced asset or metric.  The Fund also may have to sell assets at inopportune times to satisfy its obligations. Derivatives may be difficult to sell, unwind or value, and the counterparty may default on its obligations to the Fund.  Recent legislation calls for new regulation of the derivatives markets.  The extent and impact of the regulation is not yet known and may not be known for some time.  New regulation of derivatives may make them more costly, may limit their availability, or may otherwise adversely affect their value or performance.

Redemption Risk.  The Fund may need to sell its holdings in order to meet shareholder redemption requests.  The Fund could experience a loss when selling securities to meet redemption requests if the redemption requests are unusually large or frequent, occur in times of overall market turmoil or declining prices for the securities sold, or when the securities the Fund wishes to or is required to sell are illiquid.

The Fund’s shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its investment objective.  An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.

Risk Lose Money [Text]	rr_RiskLoseMoney	The Fund's shares will change in value, and you could lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the FDIC or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing the Fund’s total return for the year ended December 31, 2012 and by showing how the Fund’s average annual returns for one-year and since inception compare with those of a broad measure of market performance.  Figures shown in the bar chart are for the Fund’s Class Y Shares and do not reflect sales charges.  If sales charges were reflected, the Fund’s returns would be less than these shown.  The Fund’s past performance (before and after taxes) is not an indication of how the Fund will perform in the future.  Updated performance is available at www.brookfieldim.com or by calling 1-855-244-4859.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The accompanying bar chart and table provide some indication of the risks of investing in the Fund by showing the Fund's total return for the year ended December 31, 2012 and by showing how the Fund's average annual returns for one-year and since inception compare with those of a broad measure of market performance.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	1-855-244-4859
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.brookfieldim.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Class Y Shares (1) Calendar Year Returns as of December 31
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Figures shown in the bar chart are for the Fund's Class Y Shares and do not reflect sales charges. If sales charges were reflected, the Fund's returns would be less than these shown.
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock
(1)   The return shown in the bar chart is for Class Y Shares.  The Class A Shares and Class C Shares would have substantially similar returns because the shares are invested in the same portfolio of securities, and the returns would differ only to the extent that the classes do not have the same expenses.

Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the highest return for a calendar quarter was 3.72% (quarter ended September 30, 2012) and the lowest return for a calendar quarter was 0.82% (quarter ended June 30, 2012).

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest return for a calendar quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Nov. 30, 2012
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.72%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest return for a calendar quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2012
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.82%
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for Class Y Shares and after-tax returns for other classes will vary due to the differences in expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After tax returns are calculated using the historical highest individual federal marginal income tax rates and does not reflect the impact of state and local taxes.  Actual after-tax returns depend on your situation and may differ from those shown.  After-tax returns are shown only for Class Y Shares and after-tax returns for other classes will vary due to the differences in expenses.  After-tax returns shown are not relevant to those who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts (“IRAs”).

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns for the periods ended December 31, 2012, with maximum sales charge, if applicable
BofA Merrill Lynch U.S. High Yield Master II Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch U.S. High Yield Master II Index
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.58%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	16.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	1.62%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.52%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.42%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.10%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	582
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,093
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,630
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,093
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	582
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,093
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,630
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,093
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The inception date of the Class A Shares and Class C Shares is April 30, 2012. When the Class A Shares and Class C Shares have been in operation for a full calendar year, performance information will be shown here. Until such time, inception-to-date performance information will be available on the Adviser's website at www.brookfieldim.com or by calling the Fund toll-free at 1-855-244-4859.
Label	rr_AverageAnnualReturnLabel	Class A Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01		[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception		[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2012	[2]
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	1.79%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.44%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.59%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.85%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	288
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	909
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,652
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,615
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	188
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	909
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,652
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,615
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The inception date of the Class A Shares and Class C Shares is April 30, 2012. When the Class A Shares and Class C Shares have been in operation for a full calendar year, performance information will be shown here. Until such time, inception-to-date performance information will be available on the Adviser's website at www.brookfieldim.com or by calling the Fund toll-free at 1-855-244-4859.
Label	rr_AverageAnnualReturnLabel	Class C Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01		[2]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception		[2]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 30, 2012	[2]
Class Y
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Exchange Fee	rr_ExchangeFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	0.65%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.83%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.48%
Less Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(1.63%)	[1]
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.85%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	616
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,173
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,692
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	87
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	616
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,173
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,692
Annual Return 2012	rr_AnnualReturn2012	10.46%
Label	rr_AverageAnnualReturnLabel	Class Y Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	10.46%	[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	10.48%	[3]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2011	[3]
Class Y | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class Y Shares Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.08%	[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.19%	[3]
Class Y | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Class Y Shares Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.75%	[3]
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.57%	[3]

[1]	Brookfield Investment Management Inc., the Fund's investment adviser (the "Adviser"), has contractually agreed to waive all or a portion of its investment advisory or administration fees and/or to reimburse certain expenses of the Fund to the extent necessary to maintain the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding any front-end or contingent deferred loads, brokerage commissions and other transactional expenses, acquired fund fees and expenses, interest, taxes, and extraordinary expenses, such as litigation; and other expenses not incurred in the ordinary course of the Fund's business) at no more than 1.10% for Class A Shares, 1.85% for Class C Shares, and 0.85% for Class Y Shares. The fee waiver and expense reimbursement arrangement will continue until at least May 1, 2014 and may not be terminated by the Fund or the Adviser before such time. Thereafter, this arrangement may only be terminated or amended to increase the expense cap as of May 1st of each calendar year, provided that in the case of a termination by the Adviser, the Adviser will provide the Board of Trustees with written notice of its intention to terminate the arrangement prior to the expiration of its then current term.
[2]	The inception date of the Class A Shares and Class C Shares is April 30, 2012. When the Class A Shares and Class C Shares have been in operation for a full calendar year, performance information will be shown here. Until such time, inception-to-date performance information will be available on the Adviser's website at www.brookfieldim.com or by calling the Fund toll-free at 1-855-244-4859.
[3]	The inception date of the Class Y Shares is November 30, 2011.